Investee Companies and other investments (Subsidiaries) (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended									12 Months Ended
	Mar. 31, 2023 ILS (₪)	Feb. 26, 2021 EUR (€)	Nov. 30, 2019 EUR (€)	Apr. 17, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017	Jul. 25, 2016	Nov. 30, 2010	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪) ₪ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 27, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 30, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Borrowings										€ 273,863			€ 218,895
Revenue										53,360		$ 56,908	45,721	[1]	€ 9,645
Equity										83,077			114,107		125,026	$ 88,602	$ 121,697		€ 107,566
Transaction costs related to borrowings										(3,082)			10,545
Acquisition cost of intangible asset										5,505
Repayment of and levy assessment										800	₪ 3,000
Amount of shareholders financing commitments										97,000	364,000
Project cost										97,000	364,000
Manara [Member]
Disclosure of subsidiaries [line items]
Revenue										0			0		0
Amount of shareholders financing commitments	₪ 11,000									94,100	₪ 353,000
Biogas [Member]
Disclosure of subsidiaries [line items]
Revenue										€ 12,640			12,686		€ 6,002
Groen Gas Gelderl And Bv Member
Disclosure of subsidiaries [line items]
Green Gas Production Capacity										9.5 million	9.5 million	9.5 million
Groen Gas Gelderl And Bv Member | Licenses Member
Disclosure of subsidiaries [line items]
Green Gas Production Capacity										7.5 million	7.5 million	7.5 million
Dori Energy [Member]
Disclosure of subsidiaries [line items]
Conversion amount of shareholders loans | ₪											₪ 46,933
Remaining balance of shareholder’s loans | ₪											20,000
Revenue										€ (61)			(602)
Equity										€ 58,464			€ 48,424
Percentage of share capital holds								10.00%	50.00%
Luzon Group [Member]
Disclosure of subsidiaries [line items]
Conversion amount of shareholders loans | ₪											23,467
Remaining balance of shareholder’s loans | ₪											₪ 10,000
Biogas [Member]
Disclosure of subsidiaries [line items]
Discounted cash flow rate										7.20%	7.20%	7.20%
Ellomay Solar Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries		100.00%
Fixed And Lumpsum Amount		€ 15,820
Ellomay Luxembourg [Member]
Disclosure of subsidiaries [line items]
Advance payment			€ 1,554
Deferred payment received																		€ 1,400
Percentage of share capital holds			100.00%
Talmei Yosef [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries							100.00%
Period of plant operate										20 years	20 years	20 years
Electricity produced per KWP | ₪ / shares											₪ 0.9631
Talasol [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries				24.50%
Aggregate purchase price																				€ 10,000
Output percentage of financial power swap						80.00%
Period of financial power swap						10 years
Proceeds from project finance					€ 177,000
EPC Agreement [Member]
Disclosure of subsidiaries [line items]
Fixed And Lumpsum Amount						€ 192,500
Talasol S P A [Member]
Disclosure of subsidiaries [line items]
Percentage of payment of shares				49.00%
Project financing aggregate amount				€ 16,100						€ 175,000
Deferred aggregate purchase price				1,400
Equity				6,100
Payment of shares				4,900
Recognized amount in equity				6,100
Associated expenses in equity				€ 700
Prepayment of outstanding amount										121,000
Deposit as debt service fund										6,900
Deposit as security for letter of credit										10,000
Previous financing amount										3,290
Transaction costs related to borrowings										3,000
Expected special dividend										€ 31,000

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.